Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 614,665	$ 567,788
Depreciation	(81,139)	(108,971)	$ (102,884)
Reclassification			2,813
Property, plant and equipment at year-end	614,047	614,665	567,788
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	420,172	363,131
Depreciation	(66,011)	(89,344)	(83,276)
Reclassification			26,302
Property, plant and equipment at year-end	394,775	420,172	363,131
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	3,722	4,400
Reclassification			0
Property, plant and equipment at year-end	2,044	3,722	4,400
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	87,842	77,460
Reclassification			(23,489)
Property, plant and equipment at year-end	84,560	87,842	77,460
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	5,467	5,174
Depreciation	(700)	(490)	(804)
Reclassification			0
Property, plant and equipment at year-end	4,994	5,467	5,174
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	18,848	69,587
Reclassification			0
Property, plant and equipment at year-end	27,204	18,848	69,587
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	78,614	48,036
Reclassification			0
Property, plant and equipment at year-end	100,470	78,614	48,036
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,297,057	1,152,386	1,039,495
Additions	128,164	72,435	140,749
Currency translation differences	(3,637)	(16,136)	(4,560)
Disposals	7,350	815	262
Write-off / Impairment loss	(16,596)	(186,516)	(25,849)
Transfers	0	0	0
Acquisitions		276,988
Assets held for sale	(80,481)	(1,285)
Property, plant and equipment at year-end	1,317,157	1,297,057	1,152,386
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	968,617	830,937	717,510
Additions			14,696
Retirements, property, plant and equipment	1,094	2,863
Currency translation differences	(3,284)	(14,399)	(3,022)
Disposals	0	0	0
Write-off / Impairment loss	(1,575)	(77,667)	(7,559)
Transfers	68,315	48,361	83,010
Acquisitions		185,533
Assets held for sale	(73,047)	(1,285)
Property, plant and equipment at year-end	957,932	968,617	830,937
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	20,707	19,549	17,748
Additions	930	1,180	2,052
Currency translation differences	(43)	(194)	(414)
Disposals	1,762	555	102
Write-off / Impairment loss	0	0	0
Transfers	58	174	265
Acquisitions		553
Assets held for sale	(1,178)	0
Property, plant and equipment at year-end	18,712	20,707	19,549
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	197,829	172,507	172,094
Additions	0	0	381
Currency translation differences	(246)	(1,036)	(561)
Disposals	900	0	101
Write-off / Impairment loss	(2,759)	(11,357)	0
Transfers	13,305	21,534	24,183
Acquisitions		16,181
Assets held for sale	(6,052)	0
Property, plant and equipment at year-end	201,177	197,829	172,507
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	12,442	11,770	11,554
Additions	0	422	159
Currency translation differences	(16)	(59)	(8)
Disposals	978	227	0
Write-off / Impairment loss	0	0	0
Transfers	391	324	65
Acquisitions		212
Assets held for sale	(177)	0
Property, plant and equipment at year-end	11,662	12,442	11,770
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	18,848	69,587	60,597
Additions	82,094	55,267	96,012
Currency translation differences	(18)	(47)	(106)
Disposals	3,372	33	0
Write-off / Impairment loss	0	(44,840)	0
Transfers	(70,321)	(62,285)	(86,916)
Acquisitions		1,199
Assets held for sale	(27)	0
Property, plant and equipment at year-end	27,204	18,848	69,587
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	78,614	48,036	59,992
Additions	46,234	18,429	27,449
Currency translation differences	(30)	(401)	(449)
Disposals	338	0	59
Write-off / Impairment loss	(12,262)	(52,652)	(18,290)
Transfers	(11,748)	(8,108)	(20,607)
Acquisitions		73,310
Assets held for sale	0	0
Property, plant and equipment at year-end	100,470	78,614	48,036
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(682,392)	(584,598)	(482,325)
Currency translation differences	2,518	10,646	3,305
Depreciation	(81,139)	(108,971)	(102,884)
Disposals	(3,063)	(398)	(119)
Assets held for sale	54,840	133
Reclassification			(2,813)
Property, plant and equipment at year-end	(703,110)	(682,392)	(584,598)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(548,445)	(467,806)	(359,358)
Currency translation differences	2,219	8,572	2,492
Depreciation	(66,011)	(89,344)	(83,276)
Disposals	0	0	0
Assets held for sale	49,080	133
Reclassification			(27,664)
Property, plant and equipment at year-end	(563,157)	(548,445)	(467,806)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(16,985)	(15,149)	(13,361)
Currency translation differences	37	155	223
Depreciation	(1,960)	(2,317)	(2,096)
Disposals	(1,325)	(326)	(85)
Assets held for sale	915	0
Reclassification			0
Property, plant and equipment at year-end	(16,668)	(16,985)	(15,149)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(109,987)	(95,047)	(103,704)
Currency translation differences	246	1,880	480
Depreciation	(12,468)	(16,820)	(16,708)
Disposals	(900)	0	(34)
Assets held for sale	4,692	0
Reclassification			24,851
Property, plant and equipment at year-end	(116,617)	(109,987)	(95,047)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(6,975)	(6,596)	(5,902)
Currency translation differences	16	39	110
Depreciation	(700)	(490)	(804)
Disposals	(838)	(72)	0
Assets held for sale	153	0
Reclassification			0
Property, plant and equipment at year-end	(6,668)	(6,975)	(6,596)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassification			0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale	0	0
Reclassification			0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0